Trade and Other Payables (Tables)	6 Months Ended
Jul. 31, 2018
Trade And Other Payables
Disclosure of Detailed Information About Trade and Other Current Payables
	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
CURRENT
Trade payables	24,438	21,143
Accruals	8,061	9,568
Employee benefits liabilities	2,234	1,805
	34,734	32,516